Organization, Description of Business and Going Concern (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Company and Subsidiaries

Details of the Company and subsidiaries as of June 30, 2025 are set out below:

Name	Incorporation Date	Percentage of effective ownership	Place of Incorporation	Fiscal Year	Principal Activities
Fitness Champs Holdings Ltd	February 15, 2024	-	Cayman Islands	December 31	Investment holding
Northen Star Limited	December 12, 2023	100	British Virgin Islands	December 31	Investment holding
Fitness Champs Pte Ltd	December 5, 2012	100	Singapore	December 31	Principally engaged in the providing sport of swimming in public schools in Singapore
Fitness Champs Aquatics Pte Ltd	July 15, 2015	100	Singapore	December 31	Principally engaged in the providing sport of swimming for private sector students
Fitness Champs Excellence Sports Academy LLC	October 30, 2025	100	Dubai	December 31	Principally engaged in the providing sport of swimming for private sector students

Going concern

As of June 30, 2025, the Company’s negative operating cash flow and net current liability position raise substantial doubt about the Company’s ability to continue as a going concern. In assessing the going concern, management and the Board has considered the following:

1. Ongoing support from the director, demonstrated by the substantial related-party financing.

2. Potential equity financing or capital infusion as indicated by the historical increase in paid-in capital.

3. Cost management and lean operations.

4. Revenue improvement initiatives not reflected in balance sheet alone.

The Group also established a new subsidiary in Emirate of Dubai in October 30, 2025 in connection with its planned expansion, with operations scheduled to commence on January 1, 2026. Although management expects the expansion to provide future revenue opportunities, it is still at an early stage and its potential financial impact has not been factored into the going concern assessment.

If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business. These unaudited interim consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

Details of the subsidiaries of the Company are set out below:

Name	Date of incorporation	Background	Effective ownership
Northen Star Limited	December 12, 2023	Investment holding	100%

Fitness Champs Pte Ltd	December 5, 2012	Principally engaged in the providing sport of swimming in public schools in Singapore	100%

Fitness Champs Aquatics Pte Ltd	July 15, 2015	Principally engaged in the providing sport of swimming for private sector students	100%